Commitments and Contingency	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingency

Note 10 - Commitments and Contingency

Registration Rights

The holders of the Founder Shares, Private Placement Units (and their underlying securities), the Representative Shares, the Representative Warrants (and their underlying securities), the 300,000 shares of Class A common stock issuable to the Company’s directors and officers within 10 days following the Business Combination and any Units that may be issued upon conversion of the Working Capital Loans (and their underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company had granted the Underwriters a 30-day option from the date of IPO to purchase up to 1,650,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

Simultaneously upon the closing of the IPO, the Underwriters exercised the over-allotment option in full. As such, the Underwriters were paid an underwriting discount and commission of $0.20 per Unit, or $2,530,000 in the aggregate payable upon the closing of the IPO, and I-Bankers was entitled to a business combination marketing fee of $4,427,500 in the aggregate, which is held in the Trust Account and payable upon completion of the Business Combination. Pursuant to the BCMA Amendment dated November 17, 2023, I-Bankers will receive: (i) $2,000,000 in cash and (ii) 212,752 Deep Medicine Class A Common Shares, which will be payable to I-Bankers in shares of New TruGolf.

Note 4 - Commitments and Contingency

Registration Rights

The holders of the Founder Shares, Private Placement Units (and their underlying securities), the Representative Shares, the Representative Warrants (and their underlying securities), the 300,000 shares of Class A common stock issuable to the Company’s directors and officers within 10 days following the Business Combination and any Units that may be issued upon conversion of the Working Capital Loans (and their underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

DEEP MEDICINE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2023

Underwriting Agreement

The Company had granted the Underwriters a 30-day option from the date of IPO to purchase up to 1,650,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

Simultaneously upon the closing of the IPO, the Underwriters exercised the over-allotment option in full. As such, the Underwriters were paid an underwriting discount and commission of $0.20 per Unit, or $2,530,000 in the aggregate payable upon the closing of the IPO, and I-Bankers was entitled to a business combination marketing fee of $4,427,500 in the aggregate, which is held in the Trust Account and payable upon completion of the Business Combination.